SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS [Abstract]
Share Option Activity
The following is a summary of share option activity and related information for the periods through December 31, 2021 (including employees, directors, officers and consultants of the Company):

	Outstanding Share Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2021	46,064,449	$1.54	5.62	$247,117

Granted	9,862,171	6.98
Exercised	(7,019,836)	1.39
Forfeited	(1,373,861)	5.28

Balance as of December 31, 2021	47,532,923	$2.64	5.73	$247,734

Exercisable as of December 31, 2021	33,908,119	$1.51	4.45	$212,873

Summary of RSU Activity
c.	The following is a summary of the RSU activity and related information for the periods through December 31, 2021 (including employees of the Company):

	Outstanding Restricted Shares Unit	Weighted-Average Grant Date Fair Value Per Share

Balance as of January 1, 2021	12,755,167	$5.64
Granted	13,136,685	9.53
Vested (*)	(2,883,147)	9.19
Forfeited	(1,395,516)	7.08

Balance as of December 31, 2021	21,613,189	$8.16

(*) A portion of the shares that vest is netted out to satisfy the tax obligations of the recipient. During the year ended December 31, 2021, a total of 784,120 shares were netted out to satisfy tax obligations, resulting in net issuance of 729,047 shares.

Equity Based Compensation Expense
The total share-based compensation expense related to all of the Company's share-based awards recognized for the year ended December 31, 2021, 2020 and 2019, was comprised as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$1,891	$788	$420
Research and development	29,022	16,491	3,166
Sales and marketing	44,834	6,930	3,749
General and administrative	52,210	4,068	914

Total share based compensation expense	$127,957	$28,277	$8,249